INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS
Schedule of information about cost and fair value of other financial investments

		Unrealized gains in
		accumulated other
		comprehensive	Impact of
December 31, 2023	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Other financial investments:
Bank wealth management products	127,000	—	—	127,000
Debt securities	59,241	5,253	122	64,616
Private funds	246,410	2,406	(2,348)	246,468

		Unrealized gains in
		accumulated other
		comprehensive	Impact of
December 31, 2024	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Other financial investments:
Bank wealth management products	27,000	—	—	27,000
Debt securities	35,000	—	—	35,000
Private funds	246,410	41,116	3,664	291,190